FIXED INCOME               LIQUIDITY               EQUITIES               ALTERNATIVES               BLACKROCK SOLUTIONS

BlackRock
High Income Shares
Quarterly Report

MARCH 31, 2005 (Unaudited)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

TABLE OF CONTENTS

Letter to Shareholders	1

Trust Summary	2

Portfolio of Investments	4

Financial Statements

Statement of Assets and Liabilities	10

Statement of Operations	11

Statement of Cash Flows	12

Statements of Changes in Net Assets	13

Financial Highlights	14

Notes to Financial Statements	15

Automatic Dividend and Distribution Reinvestment Plan	18

Additional Information	19

Privacy Principles of the Trust

     The Trust is committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trust collects, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trust does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of shareholders may become available to the Trust. The Trust does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third-party administrator).

     The Trust restricts access to non-public personal information about its shareholders to BlackRock employees with a legitimate business need for the information. The Trust maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

LETTER TO SHAREHOLDERS

March 31, 2005

Dear Shareholder:

     This is our first communication since becoming manager of the BlackRock High Income Shares, formerly CIGNA High Income Shares. BlackRock took over management of the Trust on March 2, 2005, however the objectives and policies pertaining to the Trust remain unchanged.

     We are pleased to report that during the period, the Trust provided the opportunity to invest in a portfolio of fixed income securities. This report contains the Trust’s unaudited financial statements and a listing of its portfolio holdings.

     The portfolio management team continuously monitors the fixed income markets and adjusts the portfolio in order to gain exposure to various issuers and security types. This strategy enables the Trust to move among different sectors, credits and coupons to capitalize on changing market conditions.

     The following table shows the Trust’s yield, closing market price per share and net asset value (“NAV”) per share as of March 31, 2005.

Trust	Yield[1]	Market Price	NAV

BlackRock High Income Shares
(Formerly CIGNA High Income Shares) (HIS)	10.42%	$2.65	$2.70
[1]Yield is based on market price.

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to managing fixed income securities. As of March 31, 2005, BlackRock managed $263 billion in bonds, including 20 open-end and 48 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management, Inc., are wholly owned subsidiaries of BlackRock, Inc.

     On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, Inc.	BlackRock Advisors, Inc.

TRUST SUMMARY (unaudited)
MARCH 31, 2005
BlackRock High Income Shares (HIS)

Trust Information

Symbol on New York Stock Exchange:	HIS

Initial Offering Date:	August 10, 1988

Closing Market Price as of 3/31/05:	$2.65

Net Asset Value as of 3/31/05:	$2.70

Yield on Closing Market Price as of 3/31/05 ($2.65):[1]	10.42%

Current Monthly Distribution per Share:[2]	$0.023

Current Annualized Distribution per Share:[2]	$0.276

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	3/31/05	12/31/04	Change	High	Low

Market Price	$2.65	$2.90	(8.62)%	$3.00	$2.55

NAV	$2.70	$2.87	(5.92)%	$2.87	$2.70

The following charts show the portfolio composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Portfolio Composition

Composition	March 31, 2005	December 31, 2004

Media	20%	14%

Basic Materials	13	12

Energy	11	9

Consumer Products	10	21

Telecommunications	6	5

Entertainment & Leisure	6	13

Aerospace & Defense	6	4

Industrials	5	5

Health Care	4	6

Containers & Packaging	4	4

Technology	4	1

Automotive	3	4

Building & Development	3	2

Transportation	1	—

Ecological Services & Equipment	1	1

Financial Institutions	1	—

TRUST SUMMARY (unaudited) (continued)
MARCH 31, 2005
BlackRock High Income Shares (HIS)

Corporate Credit Breakdown[3]

Credit Rating	March 31, 2005	December 31, 2004

BBB/Baa	—%	0.1%

Ba/BB	17.9	20.5

B/B	70.3	71.4

CCC/Caa	11.0	8.0

Not Rated	0.8	—

3 Using the higher of Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”) rating. Corporate bonds represented approximately 140.6% and 140.5% of net assets on March 31, 2005, and December 31, 2004, respectively.

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2005
BlackRock High Income Shares (HIS)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—142.4%
			Corporate Bonds—140.8%
			Aerospace & Defense—7.9%
BB-	$ 250		AAR Corp., 6.875%, 12/15/07	$255,625
BB	1,750		Availl, Inc., 7.625%, 7/01/11	1,820,000
			BE Aerospace, Inc., Ser. B,
B-	2,000		8.00%, 3/01/08	2,000,000
B-	70		8.875%, 5/01/11	71,313
B-	2,975	[2]	DI Finance/DynCorp. Intl., 9.50%, 2/15/13	2,989,875
B-	1,400	[2]	K&F Acquisition, Inc., 7.75%, 11/15/14	1,435,600
BB-	1,500		Sequa Corp., Ser. B, 8.875%, 4/01/08	1,590,000
B-	900	[2]	Standard Aero Holdings, Inc., 8.25%, 9/01/14	922,500
B	500		Titan Corp., 8.00%, 5/15/11	530,000

				11,614,913

			Automotive—4.3%
BB+	400		ArvinMeritor, Inc., 8.75%, 3/01/12	418,000
B	170	[2]	Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	155,125
			Delco Remy Intl., Inc.,
CCC+	500		9.375%, 4/15/12	420,000
CCC+	500		11.00%, 5/01/09	490,000
BB+	200		Delphi Corp., 6.50%, 5/01/09	179,500
B-	590		Dura Operating Corp., Ser. B, 8.625%, 4/15/12	545,750
B-	1,750		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	1,706,250
B3	830	[2]	Metaldyne Corp., 10.00%, 11/01/13	763,600
B-	500	[2]	Tenneco Automotive, Inc., 8.625%, 11/15/14	486,250
BB-	1,000		TRW Automotive, Inc., 9.375%, 2/15/13	1,075,000

				6,239,475

			Basic Materials—18.8%
BB-	510		Abitibi-Consolidated, Inc., 8.375%, 4/01/15 (Canada)	494,700
B3	900	[2]	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.00%, 6/01/12	1,008,000
B	1,000		Caraustar Industries, Inc., 9.875%, 4/01/11	1,060,000
B-	1,500	[2]	Crystal Holdings 3 LLC/Crystal Sub. 3 Corp., 9.625%, 6/15/14 (Luxembourg)	1,710,000
B	1,010		Del Monte Corp., 8.625%, 12/15/12	1,093,325
BB-	390		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	391,950
			Equistar Chemicals LP/Equistar Funding Corp.,
B+	2,780		10.125%, 9/01/08	3,058,000
B+	1,250		10.625%, 5/01/11	1,409,375
			Georgia-Pacific Corp.,
BB+	1,000		8.00%, 1/15/14	1,090,000
BB+	1,000		8.00%, 1/15/24	1,120,000
B	204		Gold Kist, Inc.,10.25%, 3/15/14	233,580
B-	1,000		Graphic Packaging Intl., Inc., 9.50%, 8/15/13	1,055,000
			Huntsman Intl. LLC,
B	500	[2]	7.375%, 1/01/15	497,500
B	1,131		10.125%, 7/01/09	1,176,240
BB	200		IMC Global, Inc., Ser. B, 10.875%, 6/01/08	230,000
CCC+	1,000	[2]	Innophos, Inc., 8.875%, 8/15/14	1,045,000
B	500		Jacuzzi Brands, Inc., 9.625%, 7/01/10	550,000
B	1,000		Jefferson Smurfit Corp., 7.50%, 6/01/13	995,000
B-	1,850		JSG Funding PLC, 9.625%, 10/01/12 (Ireland)	1,988,750
B	500		Koppers, Inc., 9.875%, 10/15/13	557,500
B-	500		Lyondell Chemical Co., 10.875%, 5/01/09	521,250
B3	600		Michael Foods, Inc., 8.00%, 11/15/13	624,000
BB-	225		Norske Skog Ltd., 7.375%, 3/01/14 (Canada)	218,250
B-	1,000		Pinnacle Foods Holding Corp., 8.25%, 12/01/13	855,000
CCC+	195		Polypore, Inc., 8.75%, 5/15/12	182,325

See Notes to Financial Statements.

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Basic Materials—(cont’d)
CCC	$ 1,000		Resolution Performance Products, Inc., 13.50%, 11/15/10	$1,080,000
CCC+	1,760		Rhodia SA, 8.875%, 6/01/11 (France)	1,738,000
B3	500		Seminis Vegetable Seeds, Inc., 10.25%, 10/01/13	590,000
B	500		Swift Co., 12.50%, 1/01/10	563,750
			Tembec Industries, Inc. (Canada)
B	400		7.75%, 3/15/12	363,000
B	200		8.50%, 2/01/11	189,500

				27,688,995

			Building & Development—4.0%
B-	3,000	[2]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	2,760,000
B-	350		Interface, Inc., 10.375%, 2/01/10	399,000
Ba2	1,000		K Hovnanian Enterprises, Inc., 7.75%, 5/15/13	1,050,000
CCC+	1,800		Nortek, Inc., 8.50%, 9/01/14	1,728,000

				5,937,000

			Consumer Products—14.5%
Caa1	400		Duane Reade, Inc., 9.75%, 8/01/11	352,000
B2	650		Elizabeth Arden, Inc., 7.75%, 1/15/14	669,500
B-	500		FTD, Inc., 7.75%, 2/15/14	510,000
B-	500		Jarden Corp., 9.75%, 5/01/12	532,500
B	1,000		Johnsondiversey Holdings, Inc., zero coupon, 5/15/13	860,000
BB	500		K2, Inc. , 7.375%, 7/01/14	517,500
B-	1,500	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	1,447,500
B-	2,035		Lazydays RV Center, Inc., 11.75%, 5/15/12	2,172,363
B-	1,060	[2]	Levi Strauss & Co., 7.73%, 4/11/12	1,042,775
B	500		Playtex Product, Inc., 8.00%, 3/01/11	538,750
BB-	2,250		Rent-A-Center, Inc. New, Ser. B, 7.50%, 5/01/10	2,238,750
B-	1,250	[2]	Riddell Bell Holdings, Inc., 8.375%, 10/01/12	1,287,500
			Rite Aid Corp.,
B-	750		4.75%, 12/01/06	747,188
B-	1,000		7.70%, 2/15/27	815,000
B+	250		8.125%, 5/10/10	255,312
BB	2,000		Saks, Inc., 7.375%, 2/15/19	1,800,000
BB	1,382		Service Corp. Intl., 7.70%, 4/15/09	1,423,460
B-	250		Simmons Bedding Co., 7.875%, 1/15/14	255,000
Ba3	670		URS Corp. New, 11.50%, 9/15/09	763,800
B-	2,500		Visant Corp., 7.625%, 10/01/12	2,475,000
B+	600		WH Hldgs Ltd./WH Capital Corp., 9.50%, 4/01/11	648,000

				21,351,898

			Containers & Packaging—5.9%
B	2,000		Crown Cork & Seal, Inc., 8.00%, 4/15/23	1,935,000
B+	1,430		Crown European Holdings SA, 9.50%, 3/01/11 (France)	1,565,850
			Owens-Brockway Glass Container, Inc.,
B	1,750		8.25%, 5/15/13	1,859,375
BB-	1,850		8.75%, 11/15/12	2,007,250
B	250		Owens Illinois, Inc., 7.35%, 5/15/08	256,875
B	1,000		Stone-Container Corp. Enterprises, Inc., 9.75%, 2/01/11	1,070,000

				8,694,350

			Ecological Services & Equipment—1.5%
			Allied Waste NA, Inc.,
BB-	800	[2]	7.25%, 3/15/15	754,000
BB-	1,000		8.875%, 4/01/08	1,037,500
B	400		Casella Waste Systems, Inc., 9.75%, 2/01/13	440,000

				2,231,500

			Energy—15.0%
B1	250		AES Corp., 9.50%, 6/01/09	273,438
CCC+	500		Calpine Energy Finance ULC, 8.50%, 5/01/08 (Canada)	470,250
BB-	750		Chesapeake Energy Corp., 7.75%, 1/15/15	793,125
B+	320		CMS Energy Corp., 9.875%, 10/15/07	346,800
B-	500	[2]	Dresser-Rand Group, Inc., 7.375%, 11/01/14	500,000

See Notes to Financial Statements.

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(cont’d)
B+	$ 1,025		Edison Mission Energy, 7.73%, 6/15/09	$1,068,563
CCC+	1,000		El Paso CGP Co., 7.75%, 6/15/10	1,000,000
CCC+	3,020		El Paso Corp., 7.875%, 6/15/12	2,989,800
B-	500		El Paso Production Holding Co., 7.75%, 6/01/13	505,000
B	1,000		Exco Resources, Inc., 7.25%, 1/15/11	1,015,000
B-	750		Harvest Operations Corp., 7.875%, 10/15/11 (Canada)	740,625
B-	60		KCS Energy, Inc., 7.125%, 4/01/12	60,600
B+	200		Midwest Generation LLC, 8.56%, 1/02/16	224,000
B2	260		Mission Energy Holdings Co., 13.50%, 7/15/08	312,000
B1	391	[2]	NRG Energy, Inc., 8.00%, 12/15/13	414,460
B	2,000		Orion Power Holdings, Inc., 12.00%, 5/01/10	2,425,000
BB-	830		Premcor Refining Group, Inc., 9.50%, 2/01/13	927,525
B	25	[2]	Range Resources Corp., 6.375%, 3/15/15	24,500
			Reliant Energy, Inc.,
BB-	380		6.75%, 12/15/14	354,350
BB-	420		9.25%, 7/15/10	449,400
B	1,675		Roseton/Danskammer, Ser.A, 7.27%, 11/08/10	1,637,312
B1	1,000		Tennessee Gas Pipeline Co., 7.50%, 4/01/17	1,066,250
Ba2	60		Transcontinental Gas Pipe Line, 7.25%, 12/01/26	62,550
Ba3	2,000		Universal Compression, Inc., 7.25%, 5/15/10	2,045,000
B2	575		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	595,125
B+	1,550		Williams Cos., Inc., 8.125%, 3/15/12	1,697,250

				21,997,923

			Entertainment & Leisure—8.9%
B+	1,600		Argosy Gaming Co., 7.00%, 1/15/14	1,730,000
B+	1,000		Boyd Gaming Corp., 7.75%, 12/15/12	1,047,500
Ba2	500		Caesars Entertainment, Inc., 7.875%, 3/15/10	545,000
B1	250		Felcor Lodging LP, 6.874%, 6/01/11	257,500
B1	500		Felcor Suites LP, 7.625%, 10/01/07	516,875
B-	1,000		Gaylord Entertainment Co., 8.00%, 11/15/13	1,035,000
B	75		Hammons John Q. Hotels, Ser. B, 8.875%, 5/15/12	81,188
B	650		Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10	763,750
BB-	1,000		La Quinta Properties, Inc., 8.875%, 3/15/11	1,080,000
B-	2,000		Pinnacle Entertainment, Inc., 8.25%, 3/15/12	2,000,000
BB+	500		Royal Caribbean Cruises Ltd., 6.875%, 12/01/13 (Liberia)	521,250
B+	1,000		Station Casinos, Inc., 6.875%, 3/01/16	1,001,250
B	500		Vail Resorts, Inc., 6.75%, 2/15/14	490,000
B-	1,000	[2]	WMG Holdings Corp., 7.385%, 12/15/11	1,025,000
B+	1,000	[2]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	950,000

				13,044,313

			Financial Institutions—1.6%
BB	1,250		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	1,212,500
B	1,000	[2]	Refco Finance Holdings LLC, 9.00%, 8/01/12	1,075,000

				2,287,500

			Health Care—6.0%
B	1,000		Beverly Enterprises, Inc., 7.875%, 6/15/14	1,105,000
BB+	500		Fisher Scientific Intl., Inc., 3.25%, 3/01/24	506,875
B-	500		Genesis Healthcare Corp., 8.00%, 10/15/13	545,000
B-	1,000		Medex, Inc., 8.875%, 5/15/13	1,130,000
Ba3	315		NeighborCare, Inc., 6.875%, 11/15/13	329,175
B-	900		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	954,000
B-	1,000		Province Healthcare Co., 7.50%, 6/01/13	1,112,500
BB-	250		Sybron Dental Specialties, Inc., 8.125%, 6/15/12	268,125
			Tenet Healthcare Corp.,
B	180		6.375%, 12/01/11	166,500
B	180		9.875%, 7/01/14	186,750
CCC+	1,000		Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14	1,045,000
B-	1,500		VWR Intl, Inc., 8.00%, 4/15/14	1,518,750

				8,867,675

See Notes to Financial Statements.

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Industrials—6.5%
B-	$ 1,000		Blount, Inc., 8.875%, 8/01/12	$1,055,000
B-	2,000		ERICO Intl. Corp., 8.875%, 3/01/12	2,102,124
NR	2,764	[3,4,5]	Goss Graphics Systems, 12.25%, 11/19/05	0
B-	1,000		H&E Equipment Services LLC/H&E Finance Corp., 11.125%, 6/15/12	1,125,000
B-	2,730		Trimas Corp., 9.875%, 6/15/12	2,770,950
			United Rentals NA, Inc.,
B+	1,750		7.00%, 2/15/14	1,605,625
B+	1,000		7.75%, 11/15/13	967,500

				9,626,199

			Media—29.1%
B-	500		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	516,250
NR	1,250		Cablecom, zero coupon, 4/30/12 (Luxembourg)	1,621,562
B-	2,000		Cenveo Corp., 7.875%, 12/01/13	1,785,000
B2	500	[2]	Charter Communciations Operating/Charter Communications Operating Capital, 8.375%, 4/30/14	502,500
CCC+	3,250		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., 10.25%, 9/15/10	3,339,375
CCC+	1,250		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., 11.125%, 1/15/11	1,015,625
B+	550		Corus Entertainment, Inc., 8.75%, 3/01/12 (Canada)	589,875
			CSC Holdings, Inc.,
BB-	2,250		7.875%, 2/15/18	2,390,625
B+	2,550		10.50%, 5/15/16	2,792,250
			Dex Media East LLC/Dex Media East Finance Co.,
B1	500		9.875%, 11/15/09	550,000
B	600		12.125%, 11/15/12	711,000
B	488		Dex Media West LLC/Dex Media Finance Co., 9.875%, 8/15/13	545,340
B	750		Dex Media, Inc., 8.00%, 11/15/13	776,250
B	1,000		Echostar Communications Corp., 5.75%, 5/15/08	991,250
BB-	365		Echostar DBS Corp., 5.81%, 10/01/08	370,475
B2	500		Emmis Operating Co., 6.875%, 5/15/12	490,000
			Houghton Mifflin Co.,
B-	820		8.25%, 2/01/11	836,400
B-	410		9.875%, 2/01/13	422,300
B+	500		Insight Midwest LP/Insight Capital, 10.50%, 11/01/10	535,000
B+	1,500[2]		Intelsat Ltd., 8.625%, 1/15/15 (Bermuda)	1,533,750
B	590		Mediacom Broadband LLC, 11.00%, 7/15/13	631,300
B	1,750		Mediacom LLC/Mediacom Capital Corp., 8.50%, 4/15/08	1,776,250
CCC+	1,200		Nebraska Book Co., Inc., 8.625%, 3/15/12	1,167,000
			Nexstar Finance, Inc.,
B-	2,150	[2]	7.00%, 1/15/14	2,014,250
B+	1,072		PanAmSat Corp., 9.00%, 8/15/14	1,125,600
			Primedia, Inc.,
B	500		7.625%, 4/01/08	503,750
B	1,310		8.875%, 5/15/11	1,365,675
B	1,485		Quebecor Media, Inc., 11.125%, 7/15/11 (Canada)	1,637,212
B+	2,830	[2]	Rainbow National Services LLC, 10.375%, 9/01/14	3,280,050
			Sinclair Broadcast Group, Inc.,
B	2,150		8.00%, 3/15/12	2,193,000
B	500		8.75%, 12/15/11	525,000
			Vertis, Inc.,
B3	650		9.75%, 4/01/09	679,250
CCC+	1,410		10.875%, 6/15/09	1,371,225
Caa2	550	[2]	13.50%, 12/07/09	611,250
CCC+	1,450		Young Broadcasting, Inc., 10.00%, 3/01/11	1,475,375

				42,671,014

			Technology—5.8%
B	1,700		Celestica, Inc., 7.875%, 7/01/11 (Canada)	1,725,500
B-	500	[2]	Coleman Cable, Inc., 9.875%, 10/01/12	524,375
B-	500		Communications & Power Industries, Inc., 8.00%, 2/01/12	507,500
B	750		Iron Mountain, Inc., 6.625%, 1/01/16	682,500

See Notes to Financial Statements.

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Technology—(cont’d)
			Lucent Technologies, Inc.,
B	$ 550		5.50%, 11/15/08	$536,250
B	1,750		6.50%, 1/15/28	1,487,500
Ba3	500[2]		MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 6.875%, 12/15/11	505,000
B-	1,250		Northern Telecom Capital, 7.875%, 6/15/26	1,256,250
B	150		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	329,874
B-	470	[2]	UGS Corp., 10.00%, 6/01/12	519,350
Ba2	500		Xerox Corp., 7.625%, 6/15/13	522,500

				8,596,599

			Telecommunications—9.0%
B2	750	[2]	AirGate PCS, Inc., 6.41%, 10/15/11	765,000
B3	1,000		American Tower Corp., 7.125%, 10/15/12	995,000
CCC	1,000		Centennial Cellular Operating Co./Centennial Communications Corp., 10.125%, 6/15/13	1,107,500
			Cincinnati Bell, Inc.,
B+	750		7.25%, 7/15/13	746,250
B	2,000		8.375%, 1/15/14	1,970,000
B3	1,250		Crown Castle International Corp., 7.50%, 12/01/13	1,371,875
NR	3,000	[3,4,5]	Poland Telecom Finance BV, Ser. B, 14.00%, 12/01/07 (Netherlands)	0
B	230		Qwest Capital Funding, Inc., 7.00%, 8/03/09	216,200
B	1,000	[2]	Qwest Communications Intl., Inc., 7.75%, 2/15/14	970,000
BB-	3,390	[2]	Qwest Corp., 9.125%, 3/15/12	3,695,100
BB-	350		Rogers Wireless Communications, Inc., 8.00%, 12/15/12 (Canada)	359,625
B2	1,000		Rural Cellular Corp., 8.25%, 3/15/12	1,020,000

				13,216,550

			Transportation—2.0%
B	755	[2]	CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	739,900
B3	2,000	[2]	Horizon Lines LLC, 9.00%, 11/01/12	2,150,000

				2,889,900

			Total Corporate Bonds	206,955,804

	Shares
	(000)

			Common Stock—0.0%
	64	[4]	Goss Holdings Inc., Class B	1

			Preferred Securities—1.6%
			Containers & Packaging—0.6%
	5		Owens Illinois, Inc., 4.75%	207,750
	30		Smurfit-Stone Container Corp., 7.00%	750,960

				958,710

			Energy—0.4%
	1	[2]	NRG Energy, Inc., 4.00%, convertible to 25 shares at $34.11 until 12/31/49	518,250

			Media—0.3%
	10		Emmis Communications Corp., Series A, 6.25%, convertible to 1.28 shares at $17.20 until 12/31/49	452,170

			Telecommunications—0.3%
	10		Crown Castle Intl. Corp., 6.25% (France)	492,780

			Total Preferred Securities—1.6%	2,421,910

			Warrants—0.0%
	4	[2,4,5]	Pliant Corp., expires 6/01/10	0

			Total Long-Term Investments (cost $214,999,516)	209,377,715

See Notes to Financial Statements.

BlackRock High Income Shares (HIS) (continued)

Principal
Amount
(000)	Description	Value

	SHORT-TERM INVESTMENT—1.4%
$ 2,000	Federal Home Loan Bank Discount Notes, 2.55%, 4/01/05	$2,000,000

	Total Short-Term Investment—1.4% (cost $2,000,000)	2,000,000

	Total investments—143.8% (cost $216,999,516)	$211,377,715
	Liabilities in excess of other assets—(43.8)%	(64,401,853)

	Net Assets—100%	$146,975,862

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2005, the Trust held 27.7% of it net assets, with a current market value of $40,723,610 in securities.

[3]	Issuer is technically in default and/or bankruptcy.

[4]	Security is fair valued.

[5]	Illiquid security.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
MARCH 31, 2005

Assets
Investments at value[1]	$211,377,715
Cash	107,392
Receivable from investments sold	4,672,065
Interest and dividend receivable	4,563,809

220,720,981

Liabilities
Payable for investments purchased	6,032,395
Loan payable	66,000,000
Interest payable	150,480
Dividends payable	1,249,891
Investment advisory fee payable	131,009
Other accrued expenses	181,344

73,745,119

Net Assets	$146,975,862

Composition of Net Assets:
Paid-in capital	$402,421,532
Distributions in excess of net investment income	(247,885)
Accumulated net realized loss	(249,577,964)
Net unrealized depreciation	(5,619,821)

Net assets, March 31, 2005	$146,975,862

Net asset value per share	$2.70

[1]Investments at cost	$216,999,516
Shares outstanding	54,343,073

See Notes to Financial Statements.

STATEMENT OF OPERATIONS (unaudited)
For the three months ended March 31, 2005

Investment Income
Interest income	$4,261,082
Dividend income	36,916

4,297,998

Expenses
Investment advisory	394,836
Reports to shareholders	25,544
Custodian	22,720
Independent accountants	16,850
Structuring	12,329
Trustees	10,408
Insurance	8,134
Transfer agent	6,212
Legal	5,218
Miscellaneous	21,844

Total expenses excluding interest expense	524,095
Interest expense	460,800

Net expenses	984,895

Net investment income	3,313,103

Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain	3,798,876
Net change in unrealized appreciation/depreciation on investments and foreign currencies	(12,121,244)

Net loss	(8,322,368)

Net Decrease in Net Assets Resulting from Operations	$(5,009,265)

See Notes to Financial Statements.

STATEMENT OF CASH FLOWS (unaudited)
For the three months ended March 31, 2005

Reconciliation of Net Increase in Net Assets Resulting from
Operations to Net Cash Flows Provided by (Used for) Operating Activities
Net decrease in net assets resulting from operations	$(5,009,265)

Purchases of long-term investments	(100,197,616)
Proceeds from sales of long-term investments	102,862,053
Net proceeds of short-term investments	(875,000)
Amortization of premium and discount on investments	(570,557)
Net realized gain	(3,798,876)
Decrease in unrealized appreciation/depreciation on investments and foreign currencies	12,121,244
Increase in receivable for investments sold	(3,863,870)
Increase in interest and dividends receivable	(603,732)
Decrease in other assets	341,967
Increase in payable for investments purchased	6,034,375
Increase in interest payable	6,179
Decrease in deferred Trustees’ fees	(234,692)
Decrease in accrued expenses	(180,936)

Total adjustments	11,040,539

Net cash provided by operating activities	$6,031,274

Increase (Decrease) in Cash
Net cash provided by operating activities	$6,031,274

Cash provided by (used for) financing activities:
Decrease in loan payable	(3,000,000)
Cash dividends paid	(3,746,988)

Net cash used for financing activities	(6,746,988)

Net decrease in cash	(715,714)

Cash at beginning of period	823,106

Cash at end of period	$107,392

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the three months ended March 31, 2005, and the year ended December 31, 2004

	2005	2004

	(unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,313,103	$14,823,261
Net realized gain (loss)	3,798,876	(1,468,607)
Net change in unrealized appreciation/depreciation	(12,121,244)	2,948,471

Net increase (decrease) in net assets resulting from operations	(5,009,265)	16,303,125

Dividends from net investment income	(3,746,988)	(16,001,963)

Capital Share Transactions:
Reinvestment of dividends	433,789	698,683

Total increase (decrease)	(8,322,464)	999,845

Net Assets Applicable to Common Shareholders
Beginning of period	155,298,326	154,298,481

End of period	$146,975,862	$155,298,326

End of period undistributed (distributions in excess of) net investment income	$(247,885)	$186,113

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

			Year Ended December 31,
	Period Ended
	March 31, 2005		2004	2003	2002	2001[4]	2000

PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$2.87		$2.86	$2.42	$3.05	$3.88	$5.92

Investment operations:
Net investment income	0.06		0.28 [1]	0.32 [1]	0.36 [1]	0.55 [1]	0.68 [1]
Net realized and unrealized gain (loss)	(0.16)		0.03	0.40	(0.62)	(0.81)	(1.99)

Net increase (decrease) from investment operations	(0.10)		0.31	0.72	(0.26)	(0.26)	(1.31)

Dividends and distributions from:
Net investment income	(0.07)		(0.30)	(0.28)	(0.29)	(0.57)	(0.73)
Tax return of capital	—		—	—	(0.08)	—	—

Total dividends and distributions	(0.07)		(0.30)	(0.28)	(0.37)	(0.57)	(0.73)

Net asset value, end of period	$2.70		$2.87	$2.86	$2.42	$3.05	$3.88

Market value, end of period	$2.65		$2.90	$2.87	$2.32	$3.36	$4.19

TOTAL INVESTMENT RETURN[2]	(6.34%	)	12.24%	37.23%	(21.23% )	(6.85% )	(10.05% )

RATIOS TO AVERAGE NET ASSETS:
Net expenses	2.59%	[5]	2.23%	2.21%	2.53%	3.43%	4.16%
Net expenses, excluding interest expense	1.38%	[5]	1.39%	1.46%	1.49%	1.26%	1.09%
Net investment income	8.71%	[5]	9.70%	11.99%	13.29%	15.56%	13.13%

SUPPLEMENTAL DATA:
Average net assets (000)	$154,256		$152,815	$143,397	$144,665	$174,851	$267,845
Portfolio turnover	48%		56%	93%	134%	82%	38%
Net assets, end of period (000)	$146,976		$155,298	$154,298	$129,538	$161,693	$202,401
Loan outstanding, end of period (000)	$66,000		$69,000	$68,000	$51,000	$73,800	$86,963
Asset coverage, end of period[3]	$3,227		$3,251	$3,269	$3,540	$3,191	$3,326

[1]	Net investment income per share has been recalculated in accordance with SEC requirements, with the exception that end-of-the-year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current-year permanent differences between financial and tax accounting.

[2]	Total investment return is calculated assuming a purchase of a share at current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at rates obtained under the Trust dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[3]	Per $1,000 of loan outstanding.

[4]	Effective January 1, 2001, the Trust was required to start amortizing premium and discount on all debt securities. The effect of this change on net investment income per share was an increase of $0.03 per share. The effect to the ratio of net investment income to average net assets was an increase of 0.77%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in accounting principles.

[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

The performance set forth in this table is the financial data of BlackRock High Income Shares (formerly CIGNA High Income Shares). BlackRock began managing CIGNA High Income Shares on March 2, 2005.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies   BlackRock High Income Shares (the “Trust”) is registered as a diversified, closed-end management investmentcompany under the Investment Company Act of 1940, as amended, organized as a Massachusetts Business Trust.

     On March 1, 2005, the shareholders of Cigna High Income Shares approved proposals to: approve an advisory agreement between the Trust and BlackRock Advisors, Inc., approve a sub-advisory agreement among the Trust, BlackRock Advisors, Inc. and BlackRock Financial Management, Inc., and elect new Trustees, all of whom currently oversee BlackRock’s 54 closed-end funds, to serve until the next Annual Meeting of Shareholders. Upon approval of the Trustees, BlackRock Advisors, Inc. changed the name of the Trust to BlackRock High Income Shares.

     The following is a summary of significant accounting policies followed by the Trust.

Investment Valuation: The Trust values most of its investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of the Trust’s Board (the “Board”) of Trustees (the “Trustees”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term securities may be valued at amortized cost. Investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board of Trustees.

     When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BlackRock Advisors, Inc. deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. The Trust records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method. Dividend income is recorded on the ex-dividend date.

Bank Loans: In the process of buying, selling and holding bank loans, the Trust may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. When the Trust buys a bank loan it may receive a facility fee and when it sells a bank loan it may pay a facility fee. On an ongoing basis, the Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a bank loan. In certain circumstances, the Trust may receive a prepayment penalty fee upon the prepayment of a bank loan by a borrower. Other fees received by the Trust may include covenant waiver fees and covenant modification fees.

Foreign Currency Translation: Foreign currency amounts are translated into United States dollars on the following basis:

     (i) market value of investment securities, other assets and liabilities—at the London 4:00 PM rates of exchange.

     (ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

     The Trust isolates that portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Trust isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

     Net realized and unrealized foreign exchange gains and losses includes realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, maturities of foreign reverse repurchase agreements, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trust’s books and the U.S. dollar equivalent amounts actually received or paid and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Trust segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), the Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is the Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no Federal income tax provisions are required.

Dividends and Distributions: The Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Note 2. Agreements Effective March 2, 2005, the Trust entered into an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), and a sub-advisory agreement with BlackRock Financial Management Inc. (“BFM”), which are wholly owned subsidiaries of BlackRock, Inc. BlackRock, Inc. is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. Prior to March 2, 2005, the Trust had an Investment Management Agreement with CIGNA Investment Advisors, Inc. (“CIAI”) and a sub-advisory agreement with Shenkman Capital Management, Inc.

     The Investment Management Agreement for the Trust covers both investment advisory and administration services.

     The Trust’s investment advisory fee paid to the current Advisor and CIAI is/was computed weekly and payable monthly based on an annual rate of 0.75% of the first $200 million of the Trust’s average weekly managed assets and 0.50% thereafter. The Advisor, in turn, pays BFM its sub-advisory fee. “Managed assets” means the total assets of a Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

     Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of the Trust who are affiliated persons of the Advisor. The Advisor pays occupancy and certain clerical and accounting costs for the Trust. The Trust bears all other costs and expenses, which include reimbursements to the Advisor for certain operational support services provided to the Trust. Prior to March 2, 2005, for administrative services, the Trust reimbursed CIAI for a portion of the compensation and related expenses of the Trust’s Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices.

     Pursuant to the terms of the custody agreements, the Trust may receive earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio Investments   Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the period ended March 31, 2005, were $100,197,616 and $102,862,053, respectively. There were no purchases or sales of U.S. government securities for the period ended March 31, 2005.

     At March 31, 2005, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Trust were as follows:

Cost	Appreciation	Depreciation	Net

$216,746,843	$6,410,671	$11,779,799	$(5,369,128)

     For Federal income tax purposes, the Trust had capital loss carryforwards as of its last respective tax year end. These amounts may be used to offset future realized capital gains, if any:

Capital Loss
Carryforward Amount	Expires

$28,686,393	2007
35,363,213	2008
55,878,284	2009
102,576,339	2010
28,467,396	2011
2,339,279	2012

$253,310,904

     Accordingly, no capital gain distributions are expected to be paid to shareholders of the Trust until the Trust has net realized capital gains in excess of its carryforward amounts.

Note 4. Borrowings     Loan Payable: The Trust has an $80 million revolving credit Agreement (the “Agreement”), which expires on October 31, 2007. Prior to expiration of the Agreement, principal is repayable in whole or in part at the option of the Trust. Borrowings under this Agreement bear interest at a variable rate tied to the lender’s average daily cost of funds, or at fixed rates, as may be agreed to between the Trust and the lender. The Trust may borrow up to 33 1 / 3 % of its total assets up to the committed amount or 100% of the borrowing base eligible assets, as determined under the terms of the Agreement. In accordance with the terms of the Agreement, the Trust has pledged its portfolio assets as collateral for the borrowing.

     For the three months ended March 31, 2005, the Trust borrowed a daily weighted average balance of $65,966,667 at a weighted average interest rate at 2.98% .

Note 5. Distributions to Shareholders   The estimated tax character of distributions paid during the three months ended March 31, 2005, and the tax character of distributions paid during year ended December 31, 2004, were as follows:

Period ended March 31, 2005

Ordinary	Non-taxable	Long-term	Total
Income	Return of Capital	Capital Gains	Distributions

$3,746,988	$ —	$ —	$3,746,988

Year ended December 31, 2004

Ordinary	Non-taxable	Long-term	Total
Income	Return of Capital	Capital Gains	Distributions

$16,001,963	$ —	$ —	$16,001,963

As of March 31, 2005, the estimated components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Long-term	Unrealized Net
Income	Gains	Appreciation

$—	$ —	$ —

Note 6. Capital   There are an unlimited number of shares authorized for the Trust. At March 31, 2005, the common shares outstanding were 54,343,073.

During the period ended March 31, 2005, the Trust issued 151,810 additional shares under its dividend reinvestment plan.

Note 7. Dividends   Subsequent to March 31, 2005, the Board declared dividends per common share payable May 10, 2005, to shareholders of record on April 28, 2005. The per share common dividends declared was $0.023.

AUTOMATIC DIVIDEND AND DISTRIBUTION REINVESTMENT PLAN

     Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested by EquiServe (the “Dividend Paying Agent”) as plan agent under the Automatic Dividend and Distribution Investment Plan (the “Plan”). Shareholders who do not elect to participate in the Plan will receive all distributions from the Trust in cash, paid by check mailed directly to the shareholder by the Dividend Paying Agent. Shareholders may elect to participate in the Plan and to have all distributions of dividends and capital gains automatically reinvested by sending written instructions to the Dividend Paying Agent at the address set forth below on the following page.

     If the Trustees of the Trust declare a dividend or determine to make a capital gains distribution payable either in shares of the Trust or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares. If the market price of the shares as of the close of business on the payment date for the dividend or distribution is equal to or exceeds their net asset value as determined as of the close of business on the payment date, participants will be issued shares of the Trust at a value, equal to the higher of net asset value or 95% of the market price. If net asset value exceeds the market price of the shares at such time, or if the Trust declares a dividend or other distribution payable only in cash, the Dividend Paying Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. If, before the Dividend Paying Agent has completed its purchases, the market price exceeds the net asset value of the shares, the average per share purchase price paid by the Dividend Paying Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Trust.

     Participants in the Plan may withdraw from the Plan upon written notice to the Dividend Paying Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for the whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

     The Dividend Paying Agent will maintain all shareholders’ accounts in the Plan and will furnish written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant (other than participants whose shares are registered in the name of banks, brokers, nominees or other third parties) will be held by the Dividend Paying Agent in the non-certificated form in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan. At no additional cost, shareholders of the Trust may send to the Dividend Paying Agent for deposit into their Plan account those share certificates in their possession. Shareholders may also send share certificates to the Dividend Paying Agent for the Dividend Paying Agent to hold in a book-entry account outside of the Plan.

     Whether or not shareholders participate in the Plan, they may elect by notice to the Dividend Paying Agent to have the Dividend Paying Agent sell their non-certificated book-entry shares. The Dividend Paying Agent will deduct from the sale proceeds $2.50 per transaction plus $0.15 per share and remit the balance of the sales proceeds to the shareholder. The Dividend Paying Agent will sell the non-certificated shares on the first trading day of the week immediately following receipt of written notification by the Dividend Paying Agent.

     In the case of shareholders, such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Dividend Paying Agent will administer the Plan on the basis of number of shares certified, from time to time, by the record shareholders as representing the total amount registered in the record shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. Investors whose shares are held in the name of banks, brokers or nominees should confirm with such entities that participation in the Plan will be possible, and should be aware that they may be unable to continue to participate in the Plan if their account is transferred to another bank, broker or nominee. Those who do participate in the Plan may subsequently elect not to participate by notifying such entities.

     There is no charge to participants for reinvesting dividends or distributions, except for certain brokerage commissions, as described below. The Dividend Paying Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Dividend Paying Agent’s open market purchases in connection with the reinvestment of dividends or distributions.

     Participants in the Plan should be aware that they will realize capital gains and income for tax purposes upon dividends and distributions, although they will not receive any payment of cash.

     Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to the participants in the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Dividend Paying Agent on at least 90 days’ written notice to participants in the Plan. All correspondence concerning the Plan, including requests for additional information or an application brochure or general inquiries about your account, should be directed to EquiServe, P.O. Box 43011, Providence, RI 02940-3011 or you may call, toll free, 1-800-426-5523.

ADDITIONAL INFORMATION

     There has been no material changes in the Trust’s investment objective or policies that have not been approved by the shareholders or to their charters or by-laws or in the principle risk factors associated with investment in the Trust.

     Quarterly performance and other information regarding the Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/indiv/products/closedendfunds/funds.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trust and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trust listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Kevin M. Klingert—Director of BlackRock Advisors, Inc. and Managing Director of the Advisor and the Sub-Advisor, Henry Gabbay, Anne Ackerley and Bartholomew Battista—Managing Directors of the Advisor and the Sub-Advisor, Richard M. Shea, James Kong and Vincent Tritto—Managing Directors of the Sub-Advisor, and Brian P. Kindelan—Managing Director of the Advisor.

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BlackRock Closed-End Funds

Trustees
Ralph L. Schlosstein, Chairman
Andrew F. Brimmer
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
Kathleen F. Feldstein
R. Glenn Hubbard
Robert S. Kapito
James Clayburn La Force, Jr.
Walter F. Mondale

Officers
Robert S. Kapito, President
Henry Gabbay, Treasurer
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President
Richard M. Shea, Vice President/Tax
James Kong, Assistant Treasurer
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary

Investment Advisor
BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisor
BlackRock Financial Management, Inc.
40 East 52nd Street
New York, NY 10022

Accounting Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Transfer Agent
EquiServe Trust Company, N.A.
250 Royall Street
Canton, MA 02021
(800) 699-1BFM

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036

Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

The Trust will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trust at (800) 699-1BFM.

The Trust has delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (“Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings for the first and third quarters of its respective fiscal year with the Commission on Form N-Q. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Trust’s Form N-Q may also be obtained upon request, without charge, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.
HIS-QRT-305